Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

8.      Intangible Assets

		June 30, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$—	$123,143
Domain name	500,448	35,975	464,473
Brand (Note 3)	1,284,000	87,769	1,196,231
Technology (Note 3)	1,475,000	201,651	1,273,349
	$3,382,591	$325,395	$3,057,196
		December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$—	$123,143
Domain name	500,448	19,293	481,155
Brand (Note 3)	1,284,000	23,569	1,260,431
Technology (Note 3)	1,475,000	54,151	1,420,849
	$3,382,591	$97,013	$3,285,578

Amortization expense related to intangible assets for the three and six months ended June 30, 2022 was $114,492 and $228,382, respectively (three and six months ended June 30, 2021 — $nil and $nil).

8.      Intangible Assets

	2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$—	$123,143
Domain name	500,448	19,293	481,155
Brand (Note 3)	1,284,000	23,569	1,260,431
Technology (Note 3)	1,475,000	54,151	1,420,849
	$3,382,591	$97,013	$3,285,758
	2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$—	$123,143
	$123,143	$—	$123,143

Amortization expense related to intangible assets was $97,013 and $nil for the years ended December 31, 2021 and 2020, respectively.

For intangible assets held as of December 31, 2021, amortization expense for the five succeeding fiscal years is as follows:

2022	$456,763
2023	456,763
2024	456,763
2025	456,763
2026	402,612
$2,229,664